LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2017
LOANS AND BORROWINGS
LOANS AND BORROWINGS

10LOANS AND BORROWINGS

The Company’s borrowings consisted of the following:

	As of December 31, 2016	As of December 31, 2017

Short-term borrowings	239,777	462,946
Current portion of long-term borrowings	388,701	327,538

Sub-total	628,478	790,484
Long-term borrowings, excluding current portion	1,509,676	3,459,765

Total loans and borrowings	2,138,154	4,250,249

Short-term borrowings

The Company’s short-term borrowings consisted of the following:

	As of December 31, 2016	As of December 31, 2017

Unsecured short-term loans and borrowings	—	230,000
Secured short-term loans and borrowings	239,777	232,946

	239,777	462,946

Short-term borrowings were secured by the following assets:

	As of December 31, 2016	As of December 31, 2017

Accounts receivable	19,914	11,615

The weighted average interest rates of short-term borrowings outstanding as of December 31, 2016 and 2017 were 5.27% and 7.93% per annum, respectively.

Long-term borrowings

The Company’s long-term borrowings consisted of the following:

	As of December 31, 2016	As of December 31, 2017

Unsecured long-term loans and borrowings	—	167,250
Secured long-term loans and borrowings	1,898,377	3,620,053

	1,898,377	3,787,303

The weighted average interest rates of long-term borrowings as of December 31, 2016 and 2017 were 8.16% and 6.93% per annum, respectively.

Long-term borrowings were secured by the following assets:

	As of December 31, 2016	As of December 31, 2017

Accounts receivable	67,433	124,428
Property and equipment, net	512,566	698,922
Prepaid land use rights, net	20,735	6,091

	600,734	829,441

Long-term loans of RMB9,500 and nil as of December 31, 2016 and 2017 are guaranteed by William Wei Huang.

The aggregate maturities of the above long-term borrowings for each for the five years and thereafter subsequent to December 31, 2017 are as follows:

Twelve-months ending December 31 ,	Long-term borrowings
2018	327,538
2019	571,091
2020	839,502
2021	1,022,698
2022	715,457
Thereafter	311,017

3,787,303

As of December 31, 2016 and 2017, the particulars of the total secured long-term loans and borrowings of RMB1,898,377 and RMB3,620,053 and the related facilities, were as follows:

i)

In 2009, a subsidiary of the Company entered into a thirteen-year entrusted credit facility for a principal amount of RMB322,000 with a local government through a third party bank. As of December 31, 2016 and 2017, the outstanding loans under such credit facility were RMB189,179 and RMB161,000, respectively, and the effective interest rate of the loans was 4.9% per annum. The facility was secured by prepaid land use right with a carrying amount of RMB6,091 as of December 31, 2017 (2016: RMB6,235).

ii)

In 2014, a subsidiary of the Company entered into an entrusted credit facility of RMB200,000 with a third party lender through a third party bank. As of December 31, 2016, the outstanding loan under such credit facility was RMB199,600 with an effective interest rate of 18.00% per annum. The facility was secured by accounts receivable with a carrying amount of RMB13,367 as of December 31, 2016. In 2017, the Company fully repaid the outstanding loan.

iii)

In 2015 and 2016, two subsidiaries of the Company entered into loan facilities with third party banks in the aggregate amount of RMB650,000. As of December 31, 2016, the outstanding loans under such credit facilities were RMB415,048 (net of debt issuance costs), and the effective interest rate of the loans was 7.72%-7.82% per annum as of December 31, 2016. The outstanding loans under such credit facilities were secured by accounts receivable and property and equipment with a carrying amount of RMB13,305 and RMB153,653 as of December 31, 2016. The Company fully repaid the outstanding loans in 2017.

iv)

In September 2016, two subsidiaries of the Company entered into loan facilities with third party banks in a total amount of RMB1,135,000, for the purpose of (i) replacing an existing term loan facility agreement entered into in June 2016, and (ii) financing the subsidiaries’ data center projects and working capital requirements. As of December 31, 2016, the outstanding loans under such facility were RMB866,983 (consisting of a short term working capital loan of RMB12,629 with an effective interest rate of 5.66% per annum and long term loans of RMB854,354 (net of debt issuance costs) with effective interest rates of 7.02%-7.34% per annum). As of December 31, 2017, the outstanding loans under such facility were RMB1,024,533 (consisting of a short term working capital loan of RMB45,500 with an effective interest rate of 5.66% per annum and long term loans of RMB979,033 (net of debt issuance costs) with effective interest rates of 7.05%-7.11% per annum). The outstanding loans under such facilities were secured by 1) accounts receivable with a carrying amount of RMB35,185 and RMB8,185 as of December 31, 2017 and 2016, respectively and 2) property and equipment with a carrying amount of RMB92,102 and RMB110,831 as of December 31, 2017 and 2016, respectively. The loans are required to be repaid in full prior to the maturity date in the event (i) STT Communications Ltd. ceases to, directly or indirectly, own at least 50.1% of equity interests of STT GDC, (ii) STT GDC ceases to own and control, directly or indirectly, at least 40% of the equity interests in the Company prior to an IPO or 30% of the equity interests in the Company after an IPO, or ceases to be the single largest shareholder of the Company, (iii) the Company ceases to, directly or indirectly, own or control 100% of the borrowing subsidiary, (iv) there are changes in the shareholding structure of a principal operating subsidiary, as defined in the loan agreement or (v) William Wei Huang ceases to,  directly or indirectly, own at least 99.9% of the equity interests of GDS Beijing ((i), (ii), (iii), (iv) and (v) are referred to as “the Early Repayment Events”). The loan facilities contain financial covenants that limit certain financial ratios, such as the interest coverage ratio and gross leverage ratio, during the relevant period, as defined in the facilities. In addition, the loan facility includes a cross default provision which would be triggered if the Company fails to repay any financial indebtedness in an aggregate amount of RMB50,000 or more when due or within any originally applicable grace period. The outstanding long-term loans mature in 2021. As of December 31, 2016 and 2017, the Company was in compliance with these covenants.

v)

In September 2016, a subsidiary of the Company entered into a facility agreement with a third party bank for a total amount of RMB220,000. As of December 31, 2016, the outstanding loans under such facility were RMB137,334 (consisting of a short term working capital loan of RMB12,611 with an effective interest rate of 5.87% per annum and long term loans of RMB124,723 (net of debt issuance costs) with an effective interest rate of 7.63% per annum). As of December 31, 2017, the outstanding loans under such facility were RMB196,708 (consisting of a short term working capital loan of RMB9,190 with an effective interest rate of 5.87% per annum and long term loans of RMB 187,518 (net of debt issuance costs) with an effective interest rate of 7.24% per annum). The outstanding loans under such facilities were secured by 1) accounts receivable with a carrying amount of RMB25,368 and RMB30,110 as of December 31, 2017 and 2016, respectively and 2) property and equipment with a carrying amount of RMB80,124 and RMB85,765 as of December 31, 2017 and 2016, respectively. The loans are required to be repaid in full prior to the maturity date upon the occurrence of any of the Early Repayment Events. The loan facilities contain financial covenants that limit certain financial ratios, such as the interest coverage ratio and gross leverage ratio, during the relevant period, as defined in the facilities. In addition, the loan facility includes a cross default provision which would be triggered if the Company fails to repay any financial indebtedness in an aggregate amount of RMB50,000 or more when due or within any originally applicable grace period. The outstanding long-term loans mature in 2021. As of December 31, 2016 and 2017, the Company was in compliance with these covenants.

vi)

In December 2016, a subsidiary of the Company entered into a facility agreement with third party banks for a total amount of RMB310,000. As of December 31, 2016, the outstanding loans under such facility were RMB106,510 (consisting of a short term working capital loan of RMB537 with an effective interest rate of 5.66% per annum and long-term loans of RMB105,973 (net of debt issuance costs) with an effective interest rate of 6.32% per annum) which mature in 2021. The outstanding loans under such facilities were secured by accounts receivable, property and equipment and prepaid land use right with a carrying value of RMB2,466, RMB138,941 and RMB14,500, as of December 31, 2016, respectively. In 2017, the Company fully repaid the outstanding loans.

vii)

As of December 31, 2016, secured long-term loans and borrowings amounted to RMB9,500 with effective interest rate of 5.39% per annum were secured by property and equipment with carrying amount of RMB23,376 and guaranteed by William Wei Huang, Director and CEO of the Company. The Company fully repaid the loans in 2017.

viii)

In March 2017, two subsidiaries of the Company entered into a loan facility agreement with third party banks for a total amount of US$45,000. As of December 31, 2017, the outstanding loans under such agreement were RMB288,872 (net of debt issuance costs) with an effective interest rate of 6.48% per annum. The facility, as amended, mature in April 2020. The loans are required to be repaid in full prior to the maturity date in the event of (a) condition (i), (ii), (iii) and (v) of the Early Repayment Events, or (b) the borrowing subsidiaries cease to, directly or indirectly, own or control 100% of the equity interests of two subsidiaries of the Company. The loan facilities contain financial covenants that limit certain financial ratios, such as the debt to equity ratio, during the relevant period, as defined in the facilities. As of December 31, 2017, the Company was in compliance with these covenants.

ix)

In June 2017, a subsidiary of the Company entered into a project loan facility agreement with a third party bank for a total amount of RMB644,000. As of December 31, 2017, the outstanding loans under such facility were RMB456,706 (net of debt issuance costs), consisting of a short-term working capital loan of RMB22,473 with an effective interest rate of 6.30% per annum and long-term loans of RMB434,233 (net of debt issuance costs) with an effective interest rate of 6.82% per annum. The outstanding long-term loans mature in 2022. The loans were secured by accounts receivable and property and equipment with a carrying amount of RMB14,831 and RMB94,390 as of December 31, 2017, respectively. The loans are required to be repaid in full prior to the maturity date in the event (a) condition (i), (iii) and (v) of the Early Repayment Events, (b) STT GDC ceases to own and control, directly or indirectly, at least 25% of the equity interests of the Company or have the power to cast, or control the casting of, at least 25% of the votes that may be cast at a meeting of the Company’s board of directors (or similar governing body), or ceases to be the single largest shareholder of the Company, (c) the Company ceases to, directly or indirectly, own 100% of the equity interests of GDS Management Company and have the power to control GDS Management Company, (d) GDS Management Company ceases to, directly or indirectly, have the power to control GDS Beijing, (e) GDS Beijing ceases to, directly or indirectly, own 100% of the equity interests of and have the power to control a subsidiary of the Company, or (f) GDS Beijing fails to renew its internet data center (“IDC”) license or the authorization by GDS Beijing to a subsidiary of the Company to operate the business in relation to the related data center pursuant to its IDC license on or before the date of its expiry date. The loan facility contains financial covenants that limit certain financial ratios, including debt service coverage ratio, gross leverage ratio, debt to equity ratio and capital expenditure, as defined in the facility agreement. In addition, the loan includes a cross default if the aggregate amount of Financial Indebtedness or commitment for Financial Indebtedness of any Obligor Party or any other member of the Company is more than RMB50,000. As of December 31, 2017, the Company was in compliance with these covenants.

x)

In September 2017, two subsidiaries of the Company entered into a five-year facility agreement with third party banks for a total amount of RMB570,000 for repayment of borrower’s outstanding loans and financing borrower’s data center located in Beijing. As of December 31, 2017, the outstanding loans under such facility were RMB511,017 (net of debt issuance costs), consisting of a short-term working capital loan of RMB20,000 with an effective interest rate of 5.66%-6.30% per annum and long-term loans of RMB491,017 (net of debt issuance costs) with an effective interest rate of 6.26%-7.13% per annum. The outstanding long-term loans mature in 2022. The loans were secured by accounts receivable and property and equipment with a carrying amount of RMB17,649 and RMB248,377 as of December 31, 2017, respectively. The loans are required to be repaid in full prior to the maturity date in the event (a) condition (i), (iii) and (v) of the Early Repayment Events, (b) STT GDC ceases to own and control, directly or indirectly, at least 25% of the equity interests of the Company or have the power to cast, or control the casting of, at least 25% of the votes that may be cast at a meeting of the Company’s board of directors (or similar governing body), or ceases to be the single largest shareholder of the Company, (c) the Company ceases to, directly or indirectly, own 100% of the equity interests of GDS Management Company and have the power to control GDS Management Company, (d) GDS Management Company ceases to, directly or indirectly, be the beneficial owner of 100% of equity interests of GDS Beijing and GDS Suzhou and have the power to control GDS Beijing and GDS Suzhou, (e) GDS Beijing ceases to, directly or indirectly, be the legal and beneficial owner of 100% of equity interests of GDS Suzhou and have the power to control GDS Suzhou, (f) Beijing Hengpu’an Data Technology Development Co., Ltd. (“BJ Hengpu’an”) ceases to, directly or indirectly, be the legal and beneficial owner of 100% of equity interests of BJ Hengchang and have the power to control Beijing Hengchang Data Science & Technology Development Co., Ltd., or (g) GDS Beijing fails to renew its IDC license or the authorization by GDS Beijing to GDS Suzhou to operate the business in relation to the related data centers pursuant to its IDC license on or before the date of its expiry date. The loan facility contains financial covenants that limit certain financial ratios, including debt service coverage ratio, gross leverage ratio, debt to equity ratio and capital expenditure, as defined in the facility agreement. In addition, the loan facility includes a cross default provision which would be triggered if the Company fails to repay any financial indebtedness in an aggregate amount of RMB50,000 or more when due or within any originally applicable grace period. As of December 31, 2017, the Company was in compliance with these covenants.

xi)

In October 2017, a subsidiary of the Company entered into a 42-month facility agreement with a third-party bank for a total amount of US$25,000. As of December 31, 2017, the outstanding loan under such facility was RMB159,941 (net of debt issuance costs), which was a long-term loan with an effective interest rate of 6.87% per annum. The outstanding long-term loan matures in 2021. The loan was secured by accounts receivable with a carrying amount of RMB3,015 as of December 31, 2017. The loan is required to be repaid in full prior to the maturity date in the event (i) STT Communications Ltd. ceases to, directly or indirectly, own at least 50.1% of equity interests of STT GDC, (ii) STT GDC ceases to own and control, directly or indirectly, at least 25% of the Company’s equity interests or have the power to cast, or control the casting of, at least 25% of the votes that may be cast at a meeting of the Company’s board of directors (or similar governing body), or ceases to be the Company’s single largest shareholder, (iii) the Company cease to, directly or indirectly, own 100% of the equity interests of and have the power to control the target group in Guangzhou 2 Acquisition, (iv) William Wei Huang ceases to, directly or indirectly, own at least 99.9% of the equity interests of GDS Beijing or GDS Suzhou and have the power to control GDS Beijing or GDS Suzhou, (v) the Guangzhou 2 Acquisition does not occur by the long-stop date or the relevant transaction documents are terminated or rescinded or purported to be rescinded or repudiated or purported to be repudiated in whole or in part by any party thereof, or (vi) the IDC license of GDS Beijing or the borrowing subsidiary is cancelled prior to its expiry date. The loan facilities contain financial covenants that limit the debt service cover ratio during the relevant period, as defined in the facilities. In addition, the facility agreement includes a cross default provision which would be triggered if the Company fails to repay any financial indebtedness in an aggregate amount of US$4,500 or more when due or within any originally applicable grace period. As of December 31, 2017, the Company was in compliance with these covenants.

xii)

In November 2017, a subsidiary of the Company entered into a 5-year facility agreement with a third-party bank for a total amount of RMB180,000. As of December 31, 2017, the outstanding loans under such facility were RMB169,984 (net of debt issuance costs), consisting of a short-term working capital loan of RMB15,782 with an effective interest rate of 5.66% per annum and a long-term loan of RMB154,202 (net of debt issuance costs) with an effective interest rate of 6.92% per annum. The outstanding long-term loans mature in 2022. The loans were secured by accounts receivable and property and equipment with a carrying amount of RMB27,003 and RMB183,929 as of December 31, 2017, respectively. The loan is required to be repaid in full prior to the maturity date in the event (a) condition (i), (iii) and (v) of the Early Repayment Events, (b) STT GDC ceases to own and control, directly or indirectly, at least 25% of the Company’s equity interests or have the power to cast, or control the casting of, at least 25% of the votes that may be cast at a meeting of the Company’s board of directors (or similar governing body), or ceases to be the Company’s single largest shareholder, (c) the Company ceases to, directly or indirectly, own 100% of the equity interests of and have the power to control GDS Management Company, GDS Suzhou or GDS Beijing, or (d) GDS Beijing or the borrowing subsidiary fails to renew its IDC License on or before the date of its expiry date. The loan facilities contain financial covenants that limit certain financial ratios, such as the debt service coverage ratio and gross leverage ratio, during the relevant period, as defined in the facilities. In addition, the facility agreement includes a cross default provision which would be triggered if the Company fails to repay any financial indebtedness in an aggregate amount of RMB50,000 or more when due or within any originally applicable grace period. As of December 31, 2017, the Company was in compliance with these covenants.

xiii)

In November 2017, a subsidiary of the Company entered into a 6-year facility agreement with a third-party bank for a total amount of RMB428,000 for replacement of existing loans. As of December 31, 2017, the outstanding loans under such facility were RMB402,057 (net of debt issuance costs), which were long-term loans with an effective interest rate of 6.38% per annum. The outstanding long-term loans mature in 2023.

xiv)

In November 2017, a subsidiary of the Company entered into a financing arrangement with a third-party financer, which was amended in December 2017. Under such arrangement, the subsidiary assigned certain existing and future receivables as security in exchange for a cash payment of RMB200,000, which had not been received as of December 31, 2017. The subsidiary is obligated to repay RMB 200,000 together with an effective interest rate of 9.70% per annum within 5 years.

xv)

In December 2017, a subsidiary of the Company entered into a 7-year facility agreement with a third-party bank for a total amount of RMB1,010,000 for the purpose of (i) replacing an existing term loan facility agreement entered into in December 2016 and (ii) financing the subsidiaries’ data center projects and working capital requirements. As of December 31, 2017, the outstanding loan under such facility was RMB309,708 (net of debt issuance costs), which was a long-term loan mature in 2024. As of December 31, 2017, the effective interest rate of the outstanding loan was 7.35% per annum. The Company is required to pay issuance cost of  RMB35,540.  The loans are secured by accounts receivable with a carrying amount of RMB1,377 as of December 31, 2017.

xvi)

In December 2017, a subsidiary of the Company entered into a 10-year facility agreement with a third-party bank for a total amount of RMB100,000. As of December 31, 2017, the outstanding loan under such facility was RMB52,472 (net of debt issuance costs), which was a long-term loan with an effective interest rate of 6.69% per annum. The outstanding long-term loan matures in 2027.

As of December 31, 2017, the particulars of unsecured long-term loans and borrowings are as follows:

i)

In March 2017, a subsidiary of the Company entered into an agreement with a third party bank for a total amount of RMB9,000. As of December 31, 2017, the outstanding loan was RMB7,250, which is a long-term working capital loan with an effective interest rate of 5.70% per annum and matures in 2019.

ii)

In October 2017, a subsidiary of the Company entered into two facility agreements with third-party banks for a total amount of RMB100,000 and RMB10,000, respectively. As of December 31, 2017, the outstanding loans under such facilities were RMB100,000 and RMB10,000 with an effective interest rate of 5.23% and 7.00%, respectively. The loans mature in October 2019.

iii)

In December 2017, a subsidiary of the Company entered into a facility agreement with a third-party bank for a total amount of RMB50,000. As of December 31, 2017, the outstanding loan under such facility was RMB50,000. The loan bears an effective interest rate of 5.87% and matures in June 2019.

As of December 31, 2017, the Company had total working capital and project financing credit facilities of RMB5,371,555 from various banks, of which the unused amount was RMB986,911. As of December 31, 2017, the Company had drawn down RMB4,384,644, of which RMB462,946 was recorded in short-term loans and borrowings and RMB3,787,303 (net of debt issuance costs of RMB134,395) was recorded in long-term loans and borrowings, respectively. Drawdowns from the credit facility are subject to the approval of the banks and are subject to the terms and conditions of each agreement.